TANGIBLE ASSETS - Hectares Expected Years (Details) - a	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Area of land used for agriculture	8,936	8,534
Not later than one year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land used for agriculture	435	1,639
More than 1 year and no more than 5 years
Disclosure of detailed information about property, plant and equipment [line items]
Area of land used for agriculture	4,751	3,194
More than 5 years and no more than 10 years
Disclosure of detailed information about property, plant and equipment [line items]
Area of land used for agriculture	1,610	1,966
More than 10 years
Disclosure of detailed information about property, plant and equipment [line items]
Area of land used for agriculture	2,140	1,735